SUPPLEMENT DATED JANUARY 8, 2002
                                     TO THE
                                   PROSPECTUS
                                       FOR
                          JNL(Registered) SERIES TRUST


On page 85 the second paragraph in the section entitled "Financial Highlights" should be deleted and replaced in its entirety with the following:

The information for each of the periods shown below (except for the period ended June 30, 2001) has been audited by PricewaterhouseCoopers LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of PricewaterhouseCoopers LLP thereon, in the Annual Report.

Pages 86-88 should be deleted and replaced in its entirety with the following pages:




(To be used with HR105 05/01.)

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH SERIES
    06/30/01         $18.58   $(0.02)        $(0.88)       $(0.90)       $ -           $ -         $ -      $17.68
    12/31/00          22.91    (0.01)         (3.08)        (3.09)         -         (1.24)          -       18.58
    12/31/99          18.95    (0.03)          6.42          6.39          -         (2.43)          -       22.91
    12/31/98          13.56        -           6.20          6.20          -         (0.81)          -       18.95
    12/31/97          11.16    (0.01)          2.93          2.92          -         (0.52)          -       13.56
  4/01-12/31/96       10.38        -           0.78          0.78          -             -           -       11.16
--------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY SERIES
    06/30/01          16.21     0.04          (0.79)        (0.75)         -             -           -       15.46
    12/31/00          18.47     0.08          (0.08)            -      (0.09)        (2.17)          -       16.21
    12/31/99          15.91     0.11           3.63          3.74      (0.11)        (1.07)          -       18.47
    12/31/98          13.75     0.10           2.17          2.27      (0.09)        (0.02)          -       15.91
    12/31/97          10.62     0.08           3.35          3.43      (0.08)        (0.22)          -       13.75
9/16(a)-12/31/96      10.00     0.03           0.62          0.65      (0.03)            -           -       10.62
--------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY SERIES
    06/30/01          14.20    (0.02)          1.48          1.46          -             -           -       15.66
    12/31/00          16.97    (0.04)         (2.23)        (2.27)         -         (0.50)          -       14.20
    12/31/99          14.82    (0.04)          2.88          2.84          -         (0.69)          -       16.97
    12/31/98          14.73    (0.06)          0.23          0.17          -         (0.08)          -       14.82
    12/31/97          11.54    (0.07)          3.26          3.19          -             -           -       14.73
9/16(a)-12/31/96      10.00    (0.01)          1.55          1.54          -             -           -       11.54
--------------------------------------------------------------------------------------------------------------------
JNL/JANUS AGGRESSIVE GROWTH SERIES
    06/30/01          26.65     0.05          (4.68)        (4.63)         -             -           -       22.02
    12/31/00          39.97     0.16          (8.45)        (8.29)     (0.51)        (4.52)          -       26.65
    12/31/99          22.09    (0.06)         20.87         20.81          -         (2.93)          -       39.97
    12/31/98          14.53    (0.06)          8.45          8.39      (0.05)        (0.78)          -       22.09
    12/31/97          13.38     0.04           1.65          1.69          -         (0.54)          -       14.53
  4/01-12/31/96       13.13     0.05           1.10          1.15      (0.05)        (0.71)      (0.14)      13.38
----------------------------------------------------------------------------------------------------------------------






                                                                                      Assuming No Expense Reimbursement
                                                                                           or Fees Paid Indirectly
                                                                                      ---------------------------------
                               Supplemental Data                        Ratio of Net                  Ratio of Net
                      -----------------------------------   Ratio of     Investment     Ratio of       Investment
                                Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period            Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended           Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
-----------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH SERIES
    06/30/01           (4.84)%     $390,511      39.15%        1.07%        (0.25)%       n/a             n/a
    12/31/00          (13.44)       459,577      88.34         1.07         (0.03)        n/a             n/a
    12/31/99           33.80        400,639     122.58         1.07         (0.22)        n/a             n/a
    12/31/98           45.66        164,948     121.39         1.06         (0.02)       1.06%          (0.02)%
    12/31/97           26.20         85,877     125.44         1.10         (0.07)       1.10           (0.07)
  4/01-12/31/96         7.51         38,252      59.92         1.07         (0.02)       1.19           (0.14)
-----------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY SERIES
    06/30/01           (4.63)       157,738      54.19         0.97          0.48        0.98            0.47
    12/31/00            0.28        146,888     192.40         0.97          0.57         n/a             n/a
    12/31/99           23.55         95,329     124.71         0.99          0.97         n/a             n/a
    12/31/98           16.54         37,169      67.04         1.05          1.07        1.17            0.95
    12/31/97           32.35         11,896      51.48         1.05          1.00        1.54            0.51
9/16(a)-12/31/96        6.47          1,954       1.36         1.05          1.10        4.57           (2.42)
-----------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY SERIES
    06/30/01           10.28        103,307      31.12         1.05         (0.22)       1.07           (0.24)
    12/31/00          (13.25)        77,200      89.43         1.05         (0.30)       n/a             n/a
    12/31/99           19.27         61,504      61.69         1.05         (0.35)       n/a             n/a
    12/31/98            1.18         34,953      51.90         1.10         (0.42)       1.17           (0.49)
    12/31/97           27.64         13,493      60.78         1.10         (0.54)       1.51           (0.95)
9/16(a)-12/31/96       15.40          1,944      28.01         1.10         (0.26)       4.77           (3.93)
-----------------------------------------------------------------------------------------------------------------------
JNL/JANUS AGGRESSIVE GROWTH SERIES
    06/30/01          (17.37)       579,061      47.73         0.99          0.19        1.00            0.18
    12/31/00          (20.97)       744,972      61.65         0.98          0.25         n/a             n/a
    12/31/99           94.43        654,546      95.06         1.01         (0.40)        n/a             n/a
    12/31/98           57.66        161,842     114.51         1.10         (0.35)       1.10           (0.35)
    12/31/97           12.67         78,870     137.26         1.10          0.39        1.17            0.32
  4/01-12/31/96         8.72         29,555      85.22         1.09          0.77        1.40            0.46
----------------------------------------------------------------------------------------------------------------------




(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
----------------------------------------------------------------------------------------------------------------------
JNL/JANUS CAPITAL GROWTH SERIES
    06/30/01         $23.55     $0.05        $(6.46)       $(6.41)       $   -      $    -      $   -      $17.14
    12/31/00          43.62     (0.20)       (14.90)       (15.10)           -       (4.97)         -       23.55
    12/31/99          20.73     (0.13)        25.85         25.72            -       (2.83)         -       43.62
    12/31/98          16.50     (0.12)         5.92          5.80            -       (1.57)         -       20.73
    12/31/97          14.46     (0.06)         2.23          2.17        (0.02)      (0.04)     (0.07)      16.50
  4/01-12/31/96       13.86      0.06          0.70          0.76            -       (0.16)         -       14.46
----------------------------------------------------------------------------------------------------------------------
JNL/JANUS GLOBAL EQUITIES SERIES
    06/30/01          25.97      0.06         (3.77)        (3.71)           -           -          -       22.26
    12/31/00          35.69      0.07         (6.55)        (6.48)       (0.59)      (2.65)         -       25.97
    12/31/99          22.11         -         14.27         14.27            -       (0.69)         -       35.69
    12/31/98          17.48      0.04          4.66          4.70        (0.07)          -          -       22.11
    12/31/97          15.20      0.07          2.84          2.91            -       (0.63)         -       17.48
  4/01-12/31/96       13.75      0.03          2.72          2.75        (0.08)      (0.90)     (0.32)      15.20
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM GROWTH SERIES
    06/30/01          22.91     (0.01)        (3.49)        (3.50)           -           -          -       19.41
    12/31/00          28.45     (0.05)        (5.03)        (5.08)           -       (0.46)         -       22.91
    12/31/99          22.88     (0.04)         6.76          6.72            -       (1.15)         -       28.45
    12/31/98          16.99     (0.01)         5.94          5.93        (0.01)      (0.03)         -       22.88
    12/31/97          14.21      0.04          3.07          3.11        (0.02)      (0.31)         -       16.99
  4/01-12/31/96       12.50      0.04          2.12          2.16        (0.05)      (0.40)         -       14.21
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY SERIES
    06/30/01          12.23      0.07         (1.75)        (1.68)           -           -          -       10.55
    12/31/00          16.79      0.08         (2.49)        (2.41)       (0.01)      (2.14)         -       12.23
    12/31/99          13.62      0.09          4.28          4.37        (0.16)      (1.04)         -       16.79
    12/31/98          12.09      0.16          1.58          1.74        (0.19)      (0.02)         -       13.62
    12/31/97          12.08      0.09          0.23          0.32        (0.08)      (0.23)         -       12.09
  4/01-12/31/96       11.25      0.06          0.90          0.96        (0.12)      (0.01)         -       12.08
----------------------------------------------------------------------------------------------------------------------





                                                                                      Assuming No Expense Reimbursemen
                                                                                           or Fees Paid Indirectly
                                                                                      --------------------------------
                               Supplemental Data                        Ratio of Net                  Ratio of Net
                      -----------------------------------   Ratio of     Investment     Ratio of       Investment
                                Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period            Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended           Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
JNL/JANUS CAPITAL GROWTH SERIES
    06/30/01         (27.22)%     $346,018       51.86%        1.01%        (0.54)%      1.01%          (0.54)%
    12/31/00         (34.74)       496,830      110.81         0.99         (0.67)        n/a             n/a
    12/31/99         124.19        509,086      102.26         1.03         (0.75)        n/a             n/a
    12/31/98          35.16        111,037      128.95         1.09         (0.68)       1.09           (0.68)
    12/31/97          15.01         73,749      131.43         1.10         (0.30)       1.11           (0.31)
  4/01-12/31/96        5.45         36,946      115.88         1.09          0.91        1.27            0.73
----------------------------------------------------------------------------------------------------------------------
JNL/JANUS GLOBAL EQUITIES SERIES
    06/30/01         (14.29)       485,237       47.60         1.04          0.59        1.05            0.58
    12/31/00         (18.28)       665,187       65.56         1.03          0.03         n/a             n/a
    12/31/99          64.58        597,241       61.60         1.06          0.01         n/a             n/a
    12/31/98          26.87        240,385       81.46         1.14          0.13        1.30           (0.03)
    12/31/97          19.12        151,050       97.21         1.15          0.33        1.37            0.11
  4/01-12/31/96       19.99         48,638       52.02         1.14          0.37        1.63           (0.12)
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM GROWTH SERIES
    06/30/01         (15.28)       356,548       41.13         0.96         (0.08)       0.99           (0.11)
    12/31/00         (17.85)       497,299       77.67         0.94         (0.22)       0.95           (0.23)
    12/31/99          29.41        454,393       74.67         0.97         (0.21)        n/a             n/a
    12/31/98          34.93        182,097       70.55         1.01         (0.07)       1.01           (0.07)
    12/31/97          21.88         83,612      194.81         1.13          0.31        1.13            0.31
  4/01-12/31/96       17.28         22,804      184.33         1.04          0.94        1.27            0.71
--------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY SERIES
    06/30/01         (13.74)       116,647       35.80         1.17          1.34        1.17            1.34
    12/31/00         (13.99)       126,816      138.12         1.17          0.44         n/a             n/a
    12/31/99          32.11        105,034       26.19         1.18          0.63         n/a             n/a
    12/31/98          14.43         70,927       16.39         1.23          0.88        1.28            0.83
    12/31/97           2.65         78,685       18.81         1.24          0.74        1.32            0.66
  4/01-12/31/96        8.54         48,204        5.93         1.25          1.09        1.29            1.05
--------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

JNL SERIES TRUST (6/30/01 UNAUDITED)
FINANCIAL HIGHLIGHTS



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY SERIES
    06/30/01         $17.78     $0.07         $(0.26)       $(0.19)     $   -         $   -       $ -      $17.59
    12/31/00          16.78      0.16           1.00          1.16      (0.16)            -         -       17.78
    12/31/99          18.24      0.19          (0.38)        (0.19)     (0.20)        (1.07)        -       16.78
    12/31/98          16.82      0.16           1.94          2.10      (0.16)        (0.52)        -       18.24
    12/31/97          14.50      0.13           3.03          3.16      (0.13)        (0.71)        -       16.82
  4/01-12/31/96       12.77      0.10           1.97          2.07      (0.15)        (0.19)        -       14.50
---------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED SERIES
    06/30/01          13.13      0.22           0.96          1.18          -             -         -       14.31
    12/31/00          12.60      0.50           0.52          1.02      (0.46)        (0.03)        -       13.13
    12/31/99          13.48      0.44          (0.45)        (0.01)     (0.44)        (0.43)        -       12.60
    12/31/98          13.06      0.47           0.84          1.31      (0.47)        (0.42)        -       13.48
    12/31/97          11.92      0.36           1.83          2.19      (0.36)        (0.69)        -       13.06
  4/01-12/31/96       11.17      0.10           0.98          1.08      (0.15)        (0.18)        -       11.92
--------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD SERIES
    06/30/01           8.60      0.40          (0.08)         0.32          -             -         -        8.92
    12/31/00          10.13      0.98          (1.55)        (0.57)     (0.96)            -         -        8.60
    12/31/99          10.89      0.88          (0.76)         0.12      (0.88)            -         -       10.13
    12/31/98          11.48      0.91          (0.47)         0.44      (0.91)        (0.12)        -       10.89
    12/31/97          10.67      0.59           1.02          1.61      (0.59)        (0.21)        -       11.48
  4/01-12/31/96       10.23      0.51           0.64          1.15      (0.69)        (0.02)        -       10.67
---------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET SERIES
    06/30/01           1.00      0.02              -          0.02      (0.02)            -         -        1.00
    12/31/00           1.00      0.06              -          0.06      (0.06)            -         -        1.00
    12/31/99           1.00      0.05              -          0.05      (0.05)            -         -        1.00
    12/31/98           1.00      0.05              -          0.05      (0.05)            -         -        1.00
    12/31/97           1.00      0.05              -          0.05      (0.05)            -         -        1.00
  4/01-12/31/96        1.00      0.04              -          0.04      (0.04)            -         -        1.00
--------------------------------------------------------------------------------------------------------------------




                                                                                     Assuming No Expense Reimbursement
                                                                                          or Fees Paid Indirectly
                                                                                     ---------------------------------
                              Supplemental Data                        Ratio of Net                  Ratio of Net
                     -----------------------------------   Ratio of     Investment     Ratio of       Investment
                               Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period           Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended          Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY SERIES
    06/30/01         (1.07)%      $378,247      50.30%        0.96%         0.83%        0.99%           0.80%
    12/31/00          6.96         422,750      86.43         0.96          1.05         0.97            1.04
    12/31/99         (1.04)        319,454      72.23         0.98          1.19          n/a             n/a
    12/31/98         12.48         195,936      77.80         1.01          1.06         1.01            1.06
    12/31/97         21.82         108,565     112.54         1.03          1.43         1.09            1.37
  4/01-12/31/96      16.25          17,761      13.71         0.85          2.29         1.53            1.61
--------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED SERIES
    06/30/01          8.99         184,683      12.87         0.81          3.42          n/a             n/a
    12/31/00          8.25         155,270      25.76         0.82          4.02          n/a             n/a
    12/31/99         (0.11)        143,012      35.02         0.82          3.71          n/a             n/a
    12/31/98         10.06          95,974      33.74         0.85          3.87         0.85            3.87
    12/31/97         18.43          59,694     160.88         0.93          3.72         0.84            3.71
  4/01-12/31/96       9.72          24,419     158.15         1.04          2.39         1.22            2.21
----------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD SERIES
    06/30/01          3.72         161,742      21.40         0.81          9.19          n/a             n/a
    12/31/00         (5.62)        144,516      62.41         0.82         10.06          n/a             n/a
    12/31/99          1.09         147,023      61.03         0.82          9.22          n/a             n/a
    12/31/98          3.84         101,485     129.85         0.83          8.62         0.83            8.62
    12/31/97         15.05          62,712     189.25         0.90          8.15         0.90            8.15
  4/01-12/31/96      11.24          13,396     113.08         0.88          8.64         1.21            8.31
----------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET SERIES
    06/30/01          2.24         221,792        n/a         0.69          4.38          n/a             n/a
    12/31/00          5.83         185,012        n/a         0.70          5.73          n/a             n/a
    12/31/99          4.67         164,446        n/a         0.70          4.63          n/a             n/a
    12/31/98          4.99          56,349        n/a         0.74          4.87         0.75            4.86
    12/31/97          5.01          41,808        n/a         0.75          4.92         0.76            4.91
  4/01-12/31/96       3.61          23,752        n/a         0.75          4.75         0.85            4.65
----------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND SERIES
    06/30/01         $10.37    $0.35         $(0.04)        $0.31      $   -           $ -       $ -       $10.68
    12/31/00          10.25     0.68           0.06          0.74      (0.62)            -         -        10.37
    12/31/99          10.67     0.62          (0.42)         0.20      (0.62)            -         -        10.25
    12/31/98          11.12     0.72          (0.45)         0.27      (0.72)            -         -        10.67
    12/31/97          10.63     0.54           0.59          1.13      (0.58)        (0.05)    (0.01)       11.12
  4/01-12/31/96       10.46     0.42           0.70          1.12      (0.69)        (0.26)        -        10.63
--------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES
    06/30/01          10.96     0.28          (0.06)         0.22          -             -         -        11.18
    12/31/00          10.36     0.60           0.59          1.19      (0.59)            -         -        10.96
    12/31/99          11.15     0.51          (0.79)        (0.28)     (0.51)            -         -        10.36
    12/31/98          10.69     0.41           0.60          1.01      (0.41)        (0.14)        -        11.15
    12/31/97          10.20     0.44           0.49          0.93      (0.42)        (0.02)        -        10.69
  4/01-12/31/96       10.09     0.24           0.24          0.48      (0.34)        (0.03)        -        10.20
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES
    06/30/01          18.74     0.01          (1.45)        (1.44)         -             -         -        17.30
    12/31/00          21.70        -          (0.11)        (0.11)     (0.01)        (2.84)        -        18.74
    12/31/99          19.06     0.03           4.12          4.15      (0.03)        (1.48)        -        21.70
    12/31/98          15.62     0.05           4.29          4.34      (0.06)        (0.84)        -        19.06
    12/31/97          12.56     0.06           3.64          3.70      (0.03)        (0.61)        -        15.62
  4/01-12/31/96       11.36     0.03           1.81          1.84      (0.04)        (0.09)    (0.51)       12.56
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH SERIES
    06/30/01          23.47    (0.05)         (0.09)        (0.14)         -             -         -        23.33
    12/31/00          23.71    (0.04)          1.67          1.63          -         (1.87)        -        23.47
    12/31/99          20.43    (0.05)          4.93          4.88          -         (1.60)        -        23.71
    12/31/98          17.37    (0.07)          3.80          3.73          -         (0.67)        -        20.43
    12/31/97          14.89    (0.03)          2.74          2.71          -         (0.23)        -        17.37
  4/01-12/31/96       13.43    (0.05)          1.92          1.87      (0.05)        (0.36)        -        14.89
5/15(a)- 3/31/96      10.00     0.06           3.90          3.96          -         (0.53)        -        13.43
--------------------------------------------------------------------------------------------------------------------






                                                                                     Assuming No Expense Reimbursement
                                                                                          or Fees Paid Indirectly
                                                                                     ---------------------------------
                              Supplemental Data                        Ratio of Net                  Ratio of Net
                     -----------------------------------   Ratio of     Investment     Ratio of       Investment
                               Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period           Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended          Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND SERIES
    06/30/01          2.99%       $119,654      55.61%        1.02%(d)      6.88%        n/a             n/a
    12/31/00          7.28         116,654      93.13         0.95          7.42         n/a             n/a
    12/31/99          1.87          81,061      98.01         0.95          7.22         n/a             n/a
    12/31/98          2.46          48,167     261.87         1.00          7.05        1.01%           7.04%
    12/31/97         10.66          36,725     134.55         1.01          6.83        1.08            6.76
  4/01-12/31/96      10.68          12,483     109.85         0.99          7.52        1.44            7.07
----------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES
    06/30/01          2.01         183,713      31.47         0.86(e)       5.49         n/a             n/a
    12/31/00         11.50         138,122      49.09         0.80          6.06         n/a             n/a
    12/31/99         (2.50)        106,329     122.72         0.80          5.45         n/a             n/a
    12/31/98          9.40          63,785     429.70         1.28          5.33        1.29            5.32
    12/31/97          9.16          25,389     378.59         0.94          5.99        1.05            5.88
  4/01-12/31/96       4.82           9,832      18.50         0.84          5.72        1.37            5.19
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES
    06/30/01         (7.68)        492,234      33.27         0.92          0.14        0.92            0.14
    12/31/00         (0.34)        411,855      77.19         0.92          0.03        0.92            0.02
    12/31/99         21.77         351,338      61.45         0.93          0.16         n/a             n/a
    12/31/98         27.78         216,599      54.93         0.95          0.38        0.95            0.38
    12/31/97         29.47         124,022      47.06         0.98          0.43        0.98            0.43
  4/01-12/31/96      16.12          32,291      36.41         1.00          0.59        1.11            0.48
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH SERIES
    06/30/01         (0.60)        382,104      21.62         1.02         (0.47)       1.02           (0.47)
    12/31/00          7.16         419,796      47.90         1.02         (0.20)        n/a             n/a
    12/31/99         24.01         286,502      56.68         1.03         (0.28)        n/a             n/a
    12/31/98         21.49         189,636      50.92         1.04         (0.37)       1.04           (0.37)
    12/31/97         18.21         127,052      41.43         1.06         (0.26)       1.06           (0.26)
  4/01-12/31/96      13.91          47,104      25.05         1.10         (0.18)       1.14           (0.22)
5/15(a)- 3/31/96     40.06          10,545      66.04         1.10          0.82        2.10           (0.18)
----------------------------------------------------------------------------------------------------------------------



(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  The ratio of net operating expenses was 0.95%
(e)  The ratio of net operating expenses was 0.79%

                        SUPPLEMENT DATED JANUARY 8, 2002
                                     TO THE
                                   PROSPECTUS
                                       FOR
                          JNL(Registered) SERIES TRUST


On page 94 the second paragraph in the section entitled "Financial Highlights" should be deleted and replaced in its entirety with the following:

The information for each of the periods shown below (except for the period ended June 30, 2001) has been audited by PricewaterhouseCoopers LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of PricewaterhouseCoopers LLP thereon, in the Annual Report.

Pages 95-97 should be deleted and replaced in its entirety with the following pages:




(To be used with VC2440 05/01.)

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH SERIES
    06/30/01         $18.58   $(0.02)        $(0.88)       $(0.90)       $ -           $ -         $ -      $17.68
    12/31/00          22.91    (0.01)         (3.08)        (3.09)         -         (1.24)          -       18.58
    12/31/99          18.95    (0.03)          6.42          6.39          -         (2.43)          -       22.91
    12/31/98          13.56        -           6.20          6.20          -         (0.81)          -       18.95
    12/31/97          11.16    (0.01)          2.93          2.92          -         (0.52)          -       13.56
  4/01-12/31/96       10.38        -           0.78          0.78          -             -           -       11.16
--------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY SERIES
    06/30/01          16.21     0.04          (0.79)        (0.75)         -             -           -       15.46
    12/31/00          18.47     0.08          (0.08)            -      (0.09)        (2.17)          -       16.21
    12/31/99          15.91     0.11           3.63          3.74      (0.11)        (1.07)          -       18.47
    12/31/98          13.75     0.10           2.17          2.27      (0.09)        (0.02)          -       15.91
    12/31/97          10.62     0.08           3.35          3.43      (0.08)        (0.22)          -       13.75
9/16(a)-12/31/96      10.00     0.03           0.62          0.65      (0.03)            -           -       10.62
--------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY SERIES
    06/30/01          14.20    (0.02)          1.48          1.46          -             -           -       15.66
    12/31/00          16.97    (0.04)         (2.23)        (2.27)         -         (0.50)          -       14.20
    12/31/99          14.82    (0.04)          2.88          2.84          -         (0.69)          -       16.97
    12/31/98          14.73    (0.06)          0.23          0.17          -         (0.08)          -       14.82
    12/31/97          11.54    (0.07)          3.26          3.19          -             -           -       14.73
9/16(a)-12/31/96      10.00    (0.01)          1.55          1.54          -             -           -       11.54
--------------------------------------------------------------------------------------------------------------------
JNL/JANUS AGGRESSIVE GROWTH SERIES
    06/30/01          26.65      0.05         (4.68)        (4.63)         -             -           -       22.02
    12/31/00          39.97      0.16         (8.45)        (8.29)     (0.51)        (4.52)          -       26.65
    12/31/99          22.09     (0.06)        20.87         20.81          -         (2.93)          -       39.97
    12/31/98          14.53     (0.06)         8.45          8.39      (0.05)        (0.78)          -       22.09
    12/31/97          13.38      0.04          1.65          1.69          -         (0.54)          -       14.53
  4/01-12/31/96       13.13      0.05          1.10          1.15      (0.05)        (0.71)      (0.14)      13.38
----------------------------------------------------------------------------------------------------------------------




                                                                                      Assuming No Expense Reimbursement
                                                                                           or Fees Paid Indirectly
                                                                                      ---------------------------------
                               Supplemental Data                        Ratio of Net                  Ratio of Net
                      -----------------------------------   Ratio of     Investment     Ratio of       Investment
                                Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period            Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended           Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
-----------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH SERIES
    06/30/01           (4.84)%     $390,511      39.15%        1.07%        (0.25)%       n/a             n/a
    12/31/00          (13.44)       459,577      88.34         1.07         (0.03)        n/a             n/a
    12/31/99           33.80        400,639     122.58         1.07         (0.22)        n/a             n/a
    12/31/98           45.66        164,948     121.39         1.06         (0.02)       1.06%          (0.02)%
    12/31/97           26.20         85,877     125.44         1.10         (0.07)       1.10           (0.07)
  4/01-12/31/96         7.51         38,252      59.92         1.07         (0.02)       1.19           (0.14)
-----------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY SERIES
    06/30/01           (4.63)       157,738      54.19         0.97          0.48        0.98            0.47
    12/31/00            0.28        146,888     192.40         0.97          0.57         n/a             n/a
    12/31/99           23.55         95,329     124.71         0.99          0.97         n/a             n/a
    12/31/98           16.54         37,169      67.04         1.05          1.07        1.17            0.95
    12/31/97           32.35         11,896      51.48         1.05          1.00        1.54            0.51
9/16(a)-12/31/96        6.47          1,954       1.36         1.05          1.10        4.57           (2.42)
-----------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY SERIES
    06/30/01           10.28        103,307      31.12         1.05         (0.22)       1.07           (0.24)
    12/31/00          (13.25)        77,200      89.43         1.05         (0.30)        n/a             n/a
    12/31/99           19.27         61,504      61.69         1.05         (0.35)        n/a             n/a
    12/31/98            1.18         34,953      51.90         1.10         (0.42)       1.17           (0.49)
    12/31/97           27.64         13,493      60.78         1.10         (0.54)       1.51           (0.95)
9/16(a)-12/31/96       15.40          1,944      28.01         1.10         (0.26)       4.77           (3.93)
-----------------------------------------------------------------------------------------------------------------------
JNL/JANUS AGGRESSIVE GROWTH SERIES
    06/30/01         (17.37)       579,061       47.73         0.99          0.19        1.00            0.18
    12/31/00         (20.97)       744,972       61.65         0.98          0.25         n/a             n/a
    12/31/99          94.43        654,546       95.06         1.01         (0.40)        n/a             n/a
    12/31/98          57.66        161,842      114.51         1.10         (0.35)       1.10           (0.35)
    12/31/97          12.67         78,870      137.26         1.10          0.39        1.17            0.32
  4/01-12/31/96        8.72         29,555       85.22         1.09          0.77        1.40            0.46
----------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
----------------------------------------------------------------------------------------------------------------------
JNL/JANUS CAPITAL GROWTH SERIES
    06/30/01         $23.55     $0.05        $(6.46)       $(6.41)         $ -         $ -        $ -      $17.14
    12/31/00          43.62     (0.20)       (14.90)       (15.10)           -       (4.97)         -       23.55
    12/31/99          20.73     (0.13)        25.85         25.72            -       (2.83)         -       43.62
    12/31/98          16.50     (0.12)         5.92          5.80            -       (1.57)         -       20.73
    12/31/97          14.46     (0.06)         2.23          2.17        (0.02)      (0.04)     (0.07)      16.50
  4/01-12/31/96       13.86      0.06          0.70          0.76            -       (0.16)         -       14.46
----------------------------------------------------------------------------------------------------------------------
JNL/JANUS GLOBAL EQUITIES SERIES
    06/30/01          25.97      0.06         (3.77)        (3.71)           -           -          -       22.26
    12/31/00          35.69      0.07         (6.55)        (6.48)       (0.59)      (2.65)         -       25.97
    12/31/99          22.11         -         14.27         14.27            -       (0.69)         -       35.69
    12/31/98          17.48      0.04          4.66          4.70        (0.07)          -          -       22.11
    12/31/97          15.20      0.07          2.84          2.91            -       (0.63)         -       17.48
  4/01-12/31/96       13.75      0.03          2.72          2.75        (0.08)      (0.90)     (0.32)      15.20
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM GROWTH SERIES
    06/30/01          22.91     (0.01)        (3.49)        (3.50)           -           -          -       19.41
    12/31/00          28.45     (0.05)        (5.03)        (5.08)           -       (0.46)         -       22.91
    12/31/99          22.88     (0.04)         6.76          6.72            -       (1.15)         -       28.45
    12/31/98          16.99     (0.01)         5.94          5.93        (0.01)      (0.03)         -       22.88
    12/31/97          14.21      0.04          3.07          3.11        (0.02)      (0.31)         -       16.99
  4/01-12/31/96       12.50      0.04          2.12          2.16        (0.05)      (0.40)         -       14.21
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY SERIES
    06/30/01          12.23      0.07         (1.75)        (1.68)           -           -          -       10.55
    12/31/00          16.79      0.08         (2.49)        (2.41)       (0.01)      (2.14)         -       12.23
    12/31/99          13.62      0.09          4.28          4.37        (0.16)      (1.04)         -       16.79
    12/31/98          12.09      0.16          1.58          1.74        (0.19)      (0.02)         -       13.62
    12/31/97          12.08      0.09          0.23          0.32        (0.08)      (0.23)         -       12.09
  4/01-12/31/96       11.25      0.06          0.90          0.96        (0.12)      (0.01)         -       12.08
---------------------------------------------------------------------------------------------------------------------




                                                                                      Assuming No Expense Reimbursemen
                                                                                           or Fees Paid Indirectly
                                                                                      --------------------------------
                               Supplemental Data                        Ratio of Net                  Ratio of Net
                      -----------------------------------   Ratio of     Investment     Ratio of       Investment
                                Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period            Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended           Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
JNL/JANUS CAPITAL GROWTH SERIES
    06/30/01         (27.22)%     $346,018      51.86%         1.01%        (0.54)%      1.01%          (0.54)%
    12/31/00         (34.74)       496,830      110.81         0.99         (0.67)        n/a             n/a
    12/31/99         124.19        509,086      102.26         1.03         (0.75)        n/a             n/a
    12/31/98          35.16        111,037      128.95         1.09         (0.68)       1.09           (0.68)
    12/31/97          15.01         73,749      131.43         1.10         (0.30)       1.11           (0.31)
  4/01-12/31/96        5.45         36,946      115.88         1.09          0.91        1.27            0.73
----------------------------------------------------------------------------------------------------------------------
JNL/JANUS GLOBAL EQUITIES SERIES
    06/30/01         (14.29)       485,237       47.60         1.04          0.59        1.05            0.58
    12/31/00         (18.28)       665,187       65.56         1.03          0.03         n/a             n/a
    12/31/99          64.58        597,241       61.60         1.06          0.01         n/a             n/a
    12/31/98          26.87        240,385       81.46         1.14          0.13        1.30           (0.03)
    12/31/97          19.12        151,050       97.21         1.15          0.33        1.37            0.11
  4/01-12/31/96       19.99         48,638       52.02         1.14          0.37        1.63           (0.12)
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM GROWTH SERIES
    06/30/01         (15.28)       356,548       41.13         0.96         (0.08)       0.99           (0.11)
    12/31/00         (17.85)       497,299       77.67         0.94         (0.22)       0.95           (0.23)
    12/31/99          29.41        454,393       74.67         0.97         (0.21)        n/a             n/a
    12/31/98          34.93        182,097       70.55         1.01         (0.07)       1.01           (0.07)
    12/31/97          21.88         83,612      194.81         1.13          0.31        1.13            0.31
  4/01-12/31/96       17.28         22,804      184.33         1.04          0.94        1.27            0.71
--------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM INTERNATIONAL EQUITY SERIES
    06/30/01         (13.74)       116,647       35.80         1.17          1.34        1.17            1.34
    12/31/00         (13.99)       126,816      138.12         1.17          0.44         n/a             n/a
    12/31/99          32.11        105,034       26.19         1.18          0.63         n/a             n/a
    12/31/98          14.43         70,927       16.39         1.23          0.88        1.28            0.83
    12/31/97           2.65         78,685       18.81         1.24          0.74        1.32            0.66
  4/01-12/31/96        8.54         48,204        5.93         1.25          1.09        1.29            1.05
--------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY SERIES
    06/30/01          17.78      0.07          (0.26)        (0.19)         -             -         -       17.59
    12/31/00          16.78      0.16           1.00          1.16      (0.16)            -         -       17.78
    12/31/99          18.24      0.19          (0.38)        (0.19)     (0.20)        (1.07)        -       16.78
    12/31/98          16.82      0.16           1.94          2.10      (0.16)        (0.52)        -       18.24
    12/31/97          14.50      0.13           3.03          3.16      (0.13)        (0.71)        -       16.82
  4/01-12/31/96       12.77      0.10           1.97          2.07      (0.15)        (0.19)        -       14.50
---------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE SERIES
    06/30/01          11.75      0.02           1.10          1.12          -             -         -       12.87
    12/31/00           9.63      0.03           2.40          2.43      (0.03)        (0.28)        -       11.75
    12/31/99           9.21      0.02           0.42          0.44      (0.02)            -         -        9.63
3/02(a)-12/31/98      10.00      0.03          (0.79)        (0.76)     (0.03)            -         -        9.21
---------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE SERIES
    06/30/01          10.28      0.01           0.99          1.00          -             -         -       11.28
    12/31/00           8.84      0.02           1.45          1.47      (0.03)            -         -       10.28
    12/31/99           8.70      0.03           0.14          0.17      (0.03)            -         -        8.84
3/02(a)-12/31/98      10.00     (0.01)         (1.28)        (1.29)         -             -     (0.01)       8.70
---------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED SERIES
    06/30/01          13.13      0.22           0.96          1.18          -             -         -       14.31
    12/31/00          12.60      0.50           0.52          1.02      (0.46)        (0.03)        -       13.13
    12/31/99          13.48      0.44          (0.45)        (0.01)     (0.44)        (0.43)        -       12.60
    12/31/98          13.06      0.47           0.84          1.31      (0.47)        (0.42)        -       13.48
    12/31/97          11.92      0.36           1.83          2.19      (0.36)        (0.69)        -       13.06
  4/01-12/31/96       11.17      0.10           0.98          1.08      (0.15)        (0.18)        -       11.92
--------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD SERIES
    06/30/01           8.60      0.40          (0.08)         0.32          -             -         -        8.92
    12/31/00          10.13      0.98          (1.55)        (0.57)     (0.96)            -         -        8.60
    12/31/99          10.89      0.88          (0.76)         0.12      (0.88)            -         -       10.13
    12/31/98          11.48      0.91          (0.47)         0.44      (0.91)        (0.12)        -       10.89
    12/31/97          10.67      0.59           1.02          1.61      (0.59)        (0.21)        -       11.48
  4/01-12/31/96       10.23      0.51           0.64          1.15      (0.69)        (0.02)        -       10.67
---------------------------------------------------------------------------------------------------------------------




                                                                                     Assuming No Expense Reimbursement
                                                                                          or Fees Paid Indirectly
                                                                                     ---------------------------------
                              Supplemental Data                        Ratio of Net                  Ratio of Net
                     -----------------------------------   Ratio of     Investment     Ratio of       Investment
                               Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period           Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended          Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY SERIES
    06/30/01         (1.07)%      $378,247      50.30%        0.96%         0.83%        0.99%           0.80%
    12/31/00          6.96         422,750      86.43         0.96          1.05         0.97            1.04
    12/31/99         (1.04)        319,454      72.23         0.98          1.19          n/a             n/a
    12/31/98         12.48         195,936      77.80         1.01          1.06         1.01            1.06
    12/31/97         21.82         108,565     112.54         1.03          1.43         1.09            1.37
  4/01-12/31/96      16.25          17,761      13.71         0.85          2.29         1.53            1.61
--------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE SERIES
    06/30/01          9.53          18,313      73.05         1.07          0.40         1.20            0.27
    12/31/00         25.37          15,478     134.53         1.07          0.37          n/a             n/a
    12/31/99          4.77           6,394     118.56         1.08          0.25          n/a             n/a
3/02(a)-12/31/98     (7.64)          4,731      70.72         1.13          0.34         1.85           (0.38)
--------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE SERIES
    06/30/01          9.73          18,193      40.43         1.15          0.18         1.21            0.12
    12/31/00         16.60          14,614      58.07         1.15          0.36          n/a             n/a
    12/31/99          1.96           6,313      53.35         1.15          0.43          n/a             n/a
3/02(a)-12/31/98    (12.92)          4,804      40.15         1.20         (0.04)        1.89           (0.73)
--------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED SERIES
    06/30/01          8.99         184,683      12.87         0.81          3.42          n/a             n/a
    12/31/00          8.25         155,270      25.76         0.82          4.02          n/a             n/a
    12/31/99         (0.11)        143,012      35.02         0.82          3.71          n/a             n/a
    12/31/98         10.06          95,974      33.74         0.85          3.87         0.85            3.87
    12/31/97         18.43          59,694     160.88         0.93          3.72         0.84            3.71
  4/01-12/31/96       9.72          24,419     158.15         1.04          2.39         1.22            2.21
----------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD SERIES
    06/30/01          3.72         161,742      21.40         0.81          9.19          n/a             n/a
    12/31/00         (5.62)        144,516      62.41         0.82         10.06          n/a             n/a
    12/31/99          1.09         147,023      61.03         0.82          9.22          n/a             n/a
    12/31/98          3.84         101,485     129.85         0.83          8.62         0.83            8.62
    12/31/97         15.05          62,712     189.25         0.90          8.15         0.90            8.15
  4/01-12/31/96      11.24          13,396     113.08         0.88          8.64         1.21            8.31
----------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET SERIES
    06/30/01          $1.00    $0.02           $  -         $0.02      $(0.02)         $ -      $  -       $1.00
    12/31/00           1.00     0.06              -          0.06       (0.06)           -         -        1.00
    12/31/99           1.00     0.05              -          0.05       (0.05)           -         -        1.00
    12/31/98           1.00     0.05              -          0.05       (0.05)           -         -        1.00
    12/31/97           1.00     0.05              -          0.05       (0.05)           -         -        1.00
  4/01-12/31/96        1.00     0.04              -          0.04       (0.04)           -         -        1.00
--------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND SERIES
    06/30/01          10.37     0.35          (0.04)         0.31           -            -         -        10.68
    12/31/00          10.25     0.68           0.06          0.74       (0.62)           -         -        10.37
    12/31/99          10.67     0.62          (0.42)         0.20       (0.62)           -         -        10.25
    12/31/98          11.12     0.72          (0.45)         0.27       (0.72)           -         -        10.67
    12/31/97          10.63     0.54           0.59          1.13       (0.58)       (0.05)    (0.01)       11.12
  4/01-12/31/96       10.46     0.42           0.70          1.12       (0.69)       (0.26)        -        10.63
--------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES
    06/30/01          10.96     0.28          (0.06)         0.22           -            -         -        11.18
    12/31/00          10.36     0.60           0.59          1.19       (0.59)           -         -        10.96
    12/31/99          11.15     0.51          (0.79)        (0.28)      (0.51)           -         -        10.36
    12/31/98          10.69     0.41           0.60          1.01       (0.41)       (0.14)        -        11.15
    12/31/97          10.20     0.44           0.49          0.93       (0.42)       (0.02)        -        10.69
  4/01-12/31/96       10.09     0.24           0.24          0.48       (0.34)       (0.03)        -        10.20
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES
    06/30/01          18.74     0.01          (1.45)        (1.44)          -            -         -        17.30
    12/31/00          21.70        -          (0.11)        (0.11)      (0.01)       (2.84)        -        18.74
    12/31/99          19.06     0.03           4.12          4.15       (0.03)       (1.48)        -        21.70
    12/31/98          15.62     0.05           4.29          4.34       (0.06)       (0.84)        -        19.06
    12/31/97          12.56     0.06           3.64          3.70       (0.03)       (0.61)        -        15.62
  4/01-12/31/96       11.36     0.03           1.81          1.84       (0.04)       (0.09)    (0.51)       12.56
--------------------------------------------------------------------------------------------------------------------






                                                                                     Assuming No Expense Reimbursement
                                                                                          or Fees Paid Indirectly
                                                                                     ---------------------------------
                              Supplemental Data                        Ratio of Net                  Ratio of Net
                     -----------------------------------   Ratio of     Investment     Ratio of       Investment
                               Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period           Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended          Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET SERIES
    06/30/01          2.24%       $221,792        n/a         0.69%         4.38%         n/a             n/a
    12/31/00          5.83         185,012        n/a         0.70          5.73          n/a             n/a
    12/31/99          4.67         164,446        n/a         0.70          4.63          n/a             n/a
    12/31/98          4.99          56,349        n/a         0.74          4.87         0.75%           4.86%
    12/31/97          5.01          41,808        n/a         0.75          4.92         0.76            4.91
  4/01-12/31/96       3.61          23,752        n/a         0.75          4.75         0.85            4.65
----------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND SERIES
    06/30/01          2.99         119,654      55.61%        1.02(d)       6.88          n/a             n/a
    12/31/00          7.28         116,654      93.13         0.95          7.42          n/a             n/a
    12/31/99          1.87          81,061      98.01         0.95          7.22          n/a             n/a
    12/31/98          2.46          48,167     261.87         1.00          7.05         1.01            7.04
    12/31/97         10.66          36,725     134.55         1.01          6.83         1.08            6.76
  4/01-12/31/96      10.68          12,483     109.85         0.99          7.52         1.44            7.07
----------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES
    06/30/01          2.01         183,713      31.47         0.86(e)       5.49          n/a             n/a
    12/31/00         11.50         138,122      49.09         0.80          6.06          n/a             n/a
    12/31/99         (2.50)        106,329     122.72         0.80          5.45          n/a             n/a
    12/31/98          9.40          63,785     429.70         1.28          5.33         1.29            5.32
    12/31/97          9.16          25,389     378.59         0.94          5.99         1.05            5.88
  4/01-12/31/96       4.82           9,832      18.50         0.84          5.72         1.37            5.19
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES
    06/30/01         (7.68)        492,234      33.27         0.92          0.14         0.92            0.14
    12/31/00         (0.34)        411,855      77.19         0.92          0.03         0.92            0.02
    12/31/99         21.77         351,338      61.45         0.93          0.16          n/a             n/a
    12/31/98         27.78         216,599      54.93         0.95          0.38         0.95            0.38
    12/31/97         29.47         124,022      47.06         0.98          0.43         0.98            0.43
  4/01-12/31/96      16.12          32,291      36.41         1.00          0.59         1.11            0.48
----------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.
(d)  The ratio of net operating expenses was 0.95%
(e)  The ratio of net operating expenses was 0.79%


                                     Increase (Decrease) from                     Distributions
                                       Investment Operations                        from Net
                  Net Asset  ---------------------------------------  Distributions Realized
                    Value       Net       Net Realized    Total from    from Net    Gains on              Net Asset
     Period       Beginning  Investment   & Unrealized    Investment   Investment  Investment  Return of  Value, End
      Ended       of Period Income(Loss)  Gains (Losses)   Operations    Income   Transactions  Capital   of Period
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH SERIES
    06/30/01         $23.47    $(0.05)        $(0.09)       $(0.14)      $  -          $  -      $  -      $23.33
    12/31/00          23.71     (0.04)          1.67          1.63          -         (1.87)        -       23.47
    12/31/99          20.43     (0.05)          4.93          4.88          -         (1.60)        -       23.71
    12/31/98          17.37     (0.07)          3.80          3.73          -         (0.67)        -       20.43
    12/31/97          14.89     (0.03)          2.74          2.71          -         (0.23)        -       17.37
  4/01-12/31/96       13.43     (0.05)          1.92          1.87      (0.05)        (0.36)        -       14.89
5/15(a)- 3/31/96      10.00      0.06           3.90          3.96          -         (0.53)        -       13.43
--------------------------------------------------------------------------------------------------------------------


                                                                                     Assuming No Expense Reimbursement
                                                                                          or Fees Paid Indirectly
                                                                                     ---------------------------------
                              Supplemental Data                        Ratio of Net                  Ratio of Net
                     -----------------------------------   Ratio of     Investment     Ratio of       Investment
                               Net Assets,                Expenses to  Income (Loss)  Expenses to    Income (Loss)
     Period           Total    End of Period   Portfolio  Average Net   to Average    Average Net     to Average
      Ended          Return(b) (in thousands)  Turnover    Assets (c)  Net Assets(c)   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH SERIES
    06/30/01       (0.60)%      $382,104       21.62%        1.02%        (0.47)%       1.02%          (0.47)%
    12/31/00         7.16        419,796       47.90         1.02         (0.20)         n/a             n/a
    12/31/99        24.01        286,502       56.68         1.03         (0.28)         n/a             n/a
    12/31/98        21.49        189,636       50.92         1.04         (0.37)        1.04           (0.37)
    12/31/97        18.21        127,052       41.43         1.06         (0.26)        1.06           (0.26)
  4/01-12/31/96     13.91         47,104       25.05         1.10         (0.18)        1.14           (0.22)
5/15(a)- 3/31/96    40.06         10,545       66.04         1.10          0.82         2.10           (0.18)
----------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period.
     Total Return is not annualized for periods less than one year.
(c)  Annualized for periods less than one year.